Share capital (Detail) - Earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net income attributable to Nevsun shareholders	$ (84,725)	$ (2,673)
Effect of dilutive securities:	-	-
Diluted net loss attributable to Nevsun shareholders	$ (84,725)	$ (2,673)
Weighted average number of common shares outstanding for the purpose of basic earnings per share (000s)	302,005	252,392
Dilutive options and SARs
Weighted average number of common shares outstanding for the purpose of diluted earnings per share (000s)	302,005	252,392
Loss per share
Basic	$ (0.28)	$ (0.01)
Diluted	$ (0.28)	$ (0.01)